Note 15 - Income Taxes - Reconciliation of Federal Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Federal statutory income tax rate	23.90%	23.90%
State taxes, net of Federal benefit	5.50%	5.50%
Valuation allowance	(29.40%)	(29.40%)
Effective income tax rate